NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Allied Gold Corporation (“Allied Gold” or “the Company”) was incorporated under the British Columbia Business Corporations Act but completed the endorsement process to continue as an Ontario Corporation on September 7, 2023. The Company is listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) under the ticker symbol AAUC. In addition, its publicly traded convertible debentures are listed on the TSX, trading in U.S. dollars under the symbol AAUC.DB.U. The registered office of the Company is located at Royal Bank Plaza, North Tower, 200 Bay Street, Suite 2200, Toronto, Ontario M5J 2J3.

The Company is an emerging gold producer, operator and majority owner (through its subsidiaries) of the following producing gold mines and gold development project:

•the Sadiola Mine, located in Mali (the “Sadiola mine”, 80% interest), comprising two separate mining licences (the Sadiola Licence and the Korali-Sud Licence (previously referred to as Diba, 100% interest as at December 31, 2024, 65% as at January 8, 2025)) although integrated as a single operation;
•the Bonikro Mine located in Côte d’Ivoire (the “Bonikro mine”, 89.89% interest). The Bonikro mine comprises two separate mining licences (the Bonikro Licence and Hiré Licence) although integrated as a single operation;
•the Agbaou Mine, located in Côte d’Ivoire (the “Agbaou mine”, 85% interest); and
•the Kurmuk Gold Project, located in Ethiopia (the “Kurmuk project”, 100% interest).